Loan Agreement with Kreos and Related Warrant to Purchase Ordinary Shares	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
LOAN AGREEMENT WITH KREOS AND RELATED WARRANT TO PURCHASE ORDINARY SHARES

 NOTE 6:- LOAN AGREEMENT WITH KREOS AND RELATED WARRANT TO PURCHASE ORDINARY SHARES

On December 30, 2015, the Company entered into the loan agreement (the "Loan Agreement") with Kreos Capital V (Expert Fund) Limited ("Kreos"), pursuant to which Kreos extended a line of credit to the Company in the amount of $20 million.

The Loan has a maturity of 36 months and bears annual interest of 10.75%, which is to be paid monthly. The principal of the Loan is to be paid in 24 monthly payments, beginning in January 2017, except for the last loan payment, which was paid in advance on the applicable draw down date. The repayment period will be extended to 36 months if the Company raises $20.0 million or more in connection with the issuance of shares of its capital stock (including debt securities convertible into shares of the Company's capital stock) prior to the expiration of the respective initial 24-month period.

Repayment of the Loan and payment of all other amounts owed to Kreos are to be made in U.S. dollars.

On June 9, 2017, the Company and Kreos entered into the First Amendment of the Loan Agreement (the "Loan Amendment"). As of that date the outstanding principal amount under the Loan Agreement (the "Outstanding Principal Amount") was $17.2 million. Under the Loan Amendment $3 million of the Outstanding Principal Amount was extended by an additional 3 years with the same interest rate and became subject to repayment in accordance with, and subject to the terms of, a secured convertible promissory note (the "Kreos Convertible Note"). The Kreos Convertible Note may be converted into up to 100,946 ordinary shares of the Company at a fixed conversion price of $31.7 per share (subject to customary antidilution adjustments in connection with a share split, reverse share split, share dividend, combination, reclassification or otherwise), thus reducing the Outstanding Principal Amount by $3 million to $14.2 million. Kreos may convert the then-outstanding principal under the Kreos Convertible Note in whole or in part, in one or more occasions, at any time until the earlier of (i) the maturity date of June 9, 2020 or (ii) a "Change of Control", as defined in the Loan Agreement. In addition, at any time until the maturity date of June 9, 2020, Kreos has the right to convert the "end of loan payments" under the Loan Agreement, in whole or in part, into ordinary shares at a conversion price of $31.7 per share. Because the aggregate amount the Company drew down under the Loan Agreement equals $20 million and the total "end of loan payments" equal $200 thousand, Kreos has the right to convert up to 6,309 additional ordinary shares (subject to customary anti-dilution adjustments), making the total number of ordinary shares issuable upon conversion of the Kreos Convertible Note 100,946 (subject to customary anti-dilution adjustments). The Outstanding Principal Amount under the Loan Agreement is not convertible and remains subject to repayment in accordance with the terms and conditions of the Loan Agreement, provided that such amount shall be repaid by the Company in accordance with an amended repayment schedule. The Company concluded that the exchange of the $3 million for the convertible promissory note is not a troubled debt restructuring under applicable accounting guidance because the lenders did not grant a concession. The modification was analyzed under ASC 470 Debt to determine if extinguishment accounting was applicable. Under ASC 470-50-40-10 a modification or an exchange that adds or eliminates a substantive conversion option as of the conversion date is always considered substantial and requires extinguishment accounting. Since this modification added a substantive conversion option, extinguishment accounting is applicable. The difference between the fair value of the new debt with the pre-modification carrying amount of the old debt represented a loss on extinguishment in the amount of $313 thousand.

According to the Loan Agreement the repayment period will be extended to 36 months if the Company raises $20 million or more in connection with the issuance of shares of its capital stock (including debt securities convertible into shares of the Company's capital stock). As of June 30, 2017 the Company had raised more than $20 million and therefore the repayment period was extended by an additional 12 months to 36 months.

On November 20, 2018, the Company and Kreos entered into the Second Amendment of the Loan Agreement (the "Second Amendment"). In the Second Amendment, the Company agreed to repay $3.6 million to Kreos in satisfaction of all outstanding indebtedness under the Kreos Convertible Note and other related payments, including prepayment costs and "end of loan payments", and Kreos agreed to terminate the Kreos Convertible Note. The Company paid Kreos the $3.6 million by issuing to Kreos 192,000 units and 288,000 pre-funded units at the applicable public offering prices for an aggregate price of $3.6 million (including the aggregate exercise price for the ordinary shares to be received upon exercise of the pre-funded warrants, assuming Kreos exercises all of the pre-funded warrants it purchased) as part of the Company's public offering. The Company and Kreos also agreed to revise the principal and the repayment schedule under the Kreos Loan Agreement. Additionally, Kreos and the Company entered into the First Amendment to the Warrant to Purchase Shares (the "Kreos Warrant Amendment"), which amended the exercise price of the warrant to purchase 6,679 ordinary shares currently held by Kreos from $241.00 to $7.50. The revised repayment schedule, effectively deferred an additional $1.1 million of payments that were due in 2018 and $2.8 million that were due in 2019 under the loan's prior repayment schedule, for total deferred payments of $3.9 million compared to the prior repayment schedule. The loan repayment schedule was extended for a period of three months. As of December 31, 2018, the outstanding principal amount under the Kreos Loan Agreement was $8.7 million. The Second Amendment also made certain changes to the prepayment premiums under the Kreos Loan Agreement, tying them to the date of the Second Amendment. Under ASC 470-50 a modification treatment is applicable. The warrants amended exercise price was treated under ASC 470-50-10 as modification and therefore were capitalized and will be amortized as part of the effective yield.

Under ASC 470-20-40-14, the loan repayment of the $3.0 million for the convertible promissory note (converted into units and pre-funded units as stated above) was treated as inducement of debt, upon which the Company recorded $672 thousands as finance expenses in the consolidated statements of operations during the fiscal year ended December 31, 2018, of which $72 thousands due upon exercise of the pre-funded warrants are presented as part of the Company's other current liabilities.

The Company recorded interest expense in the amount of $2.4 million during the fiscal year ended December 31, 2018.